Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Current expense	$ 4,830	$ 4,713	$ 4,023
Deferred income tax expense	(453)	(541)	(227)
Total income tax	$ 4,377	$ 4,172	$ 3,796